Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2016
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts
Schedule II - Valuation and Qualifying Accounts
(In thousands)

	Balance at Beginning of Period	Charged to Costs and Expenses	Deductions	Balance at End of Period
Allowance for doubtful accounts
Year Ended December 31, 2016	$663	$8,236	$(7,350)	$1,549
Year Ended December 31, 2015	$984	$101	$(422)	$663
Year Ended December 31, 2014	$300	$750	$(66)	$984